Other Financial Instruments and Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2014	Apr. 30, 2013
Carrying amount and fair value of financial instruments
Other investments	$ 55.4	$ 48.8
Long-term debt	(1,979.8)	(2,017.8)
Long-term debt	(2,239.1)	(2,388.1)
Carrying Amount [Member]
Carrying amount and fair value of financial instruments
Other investments	55.4	48.8
Derivatives financial instruments - net	33.9	1.9
Long-term debt	(1,979.8)	(2,017.8)
Fair Value [Member]
Carrying amount and fair value of financial instruments
Other investments	55.4	48.8
Derivatives financial instruments - net	$ 33.9	$ 1.9